SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accounting Policies [Abstract]
VAT rate	13.00%
Rental income	9.00%	9.00%
Contract liabilities	$ 150,426
Accrued refund liability	187,912		$ 182,323
Sales commission expenses	3,085,361	$ 2,770,418
Selling and marketing expenses	$ 558,081	$ 382,902